Components of Other Operating Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Other Operating Income [Line Items]
Loan Service Fees	$ 68.9	$ 60.3	$ 52.1
Banking Service Fees	54.9	57.3	53.1
Other Income	34.3	28.7	31.6
Total Other Operating Income	$ 158.1	$ 146.3	$ 136.8